Fixed assets, Net	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Fixed assets, Net

3. Fixed assets, Net

As of  March 31, 2022 and 2021, fixed assets consisted of the following:

	As of March 31,
	2022	2021

Investment properties	$413,890	$-
Computer and electronic equipment	53,626	54,025
Software	3,056	3,079
Furniture and fixtures	4,929	4,966
Less: accumulated depreciation	(54,216)	(43,829)
	$421,285	$18,241

Depreciation expense was $10,778, $13,288 and $17,865 for the years ended March 31, 2022, 2021 and 2020, respectively.